CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash	$ 3,751,391	$ 882,268	$ 232,842
Accounts receivable	1,250	0
Inventory	172,310	39,461	0
Prepaid expenses	1,275,094	12,553	115,230
Total current assets	5,200,045	934,282	348,072
SOBR Safe Intellectual Technology, net of accumulated amortization of $803,050 and $610,318 at June 30, 2022 and December 31, 2021, resp	3,051,625	3,244,357	3,629,821
Other assets	33,727	30,576	8,680
Total Assets	8,285,397	4,209,215	3,986,573
Current liabilities
Accounts payable	275,040	270,150	101,308
Accrued expenses	366,384	463,900	313,035
Accrued interest payable	365,561	252,110	134,444
Related party payables	21,907	82,883	28,624
Derivative liability	0	1,040,000	0
* Includes unamortized debt discount related to warrants, beneficial conversion feature and embedded conversion feature of none and $1,291,882 at June 30, 2022 and December 31, 2021, respectively	0	1,756,899
Current portion notes payable - related parties
* Includes unamortized debt discount related to warrants and beneficial conversion features of $397,603 and none at June 30, 2022 and December 31, 2021, respectively	614,207	1,756,899	0
Current portion notes payable - non-related parties
* Includes unamortized debt discount related to warrants and beneficial conversion features of $400,160 and none at June 30, 2022 and December 31, 2021, respectively	881,029	104,183
Total current liabilities	2,524,128	3,981,935	922,089
* Includes unamortized debt discount related to warrants and beneficial conversion features of none and $645,547 at June 30, 2022 and December 31, 2021, respectively	0	354,453	645,547
* Includes unamortized debt discount related to warrants and beneficial conversion features of none and $648,580 at June 30, 2022 and December 31, 2021, respectively	0	356,420	25,000
Total Liabilities	2,524,128	4,692,808	947,089
Stockholders' Equity (Deficit)
Common stock, $0.00001 par value; 100,000,000 shares authorized; 10,973,759 and 8,778,555 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	110	88
Additional paid-in capital	69,044,321	57,041,447	52,694,147
Accumulated deficit	(63,229,547)	(57,471,492)	(49,601,220)
Total SOBR Safe, Inc. stockholders' equity (deficit)	5,814,914	(429,957)	3,093,014
Noncontrolling interest	(53,645)	(53,636)	(53,530)
Total Stockholders' Equity (Deficit)	5,761,269	(483,593)	3,039,484
Total Liabilities and Stockholders' Equity (Deficit)	8,285,397	4,209,215	3,986,573
Liabilities & Stockholders' Equity (deficit)
Common Stock Subscriptions Payable		0	253,685
Convertible debenture payable
Current Portion Notes Payable - Related Parties		11,810	11,810
Current Portion Notes Payable - Non-related Parties		104,183	79,183
Stockholders' Equity (deficit)
Preferred stock, value		0	0
Series A Convertible Preferred Stock, $0.00001 Par Value; 3,000,000 Shares Authorized, No Shares Issued Or Outstanding As Of December 31, 2021 And December 31, 2020		0	0
Series A-1 Convertible Preferred Stock, $0.00001 Par Value; 2,700,000 Shares Authorized, No Shares Issued Or Outstanding As Of December 31, 2021 And December 31, 2020		0	0
Common stock, $0.00001 par value; 100,000,000 shares authorized; 10,973,759 and 8,778,555 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively		88	87
Series A-1 Convertible Preferred stock [Member]
Stockholders' Equity (deficit)
Preferred stock, value	0	0
Series A Convertible Preferred Stock [Member]
Stockholders' Equity (deficit)
Preferred stock, value	0	0
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (deficit)
Preferred stock, value	30	0
Preferred Stock [Member]
Stockholders' Equity (Deficit)
Total SOBR Safe, Inc. stockholders' equity (deficit)		0	0
Total Stockholders' Equity (Deficit)	30	0	$ 0
Stockholders' Equity (deficit)
Preferred stock, value	$ 0	$ 0